Artisan Developing World Fund
Artisan Developing World Fund Investor: ARTYX | Advisor: APDYX | Institutional: APHYX
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table and example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Artisan Developing World Fund	Investor	Advisor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Exchange Fee	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Artisan Developing World Fund		Investor	Advisor	Institutional
Management Fees		1.04%	1.04%	1.04%
Distribution (12b-1) Fees		none	none	none
Other Expenses		0.36%	0.17%	0.08%
Total Annual Fund Operating Expenses		1.40%	1.21%	1.12%
Fee Waiver and Expense Reimbursement	[1]	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.40%	1.21%	1.12%
[1]	Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.50% of the average daily net assets of Investor Shares, 1.40% of the average daily net assets of Advisor Shares and 1.40% of the average daily net assets of Institutional Shares. This contract continues through 31 January 2019.

Expense Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Artisan Developing World Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor	143	443	766	1,680
Advisor	123	384	665	1,466
Institutional	114	356	617	1,363

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.04% of the average value of its portfolio.
Principal Investment Strategies
The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of securities that offers exposure to developing world economies. In pursuit of this goal, the team generally invests substantially in companies domiciled in or economically tied to countries the team considers to have characteristics typical of the developing world. The team generally seeks to emphasize business value compounders, which it defines as financially sound, free cash flow generative companies with sound business models that are exposed to the growth potential of the developing world. The team may seek to mitigate currency volatility by emphasizing investments in countries and currencies that are less dependent on foreign capital. The team believes a portfolio of companies with these characteristics will be well positioned to deliver attractive risk-adjusted returns over the long term.

Under normal circumstances, the Fund invests substantially in equity securities of issuers domiciled in or economically tied to one or more markets in the developing world. The team generally considers developing world to include countries that are included in any one of the Morgan Stanley Capital Index (“MSCI”) emerging or frontier markets indices, or that are classified under a similar corresponding classification, by organizations such as the World Bank, United Nations, International Finance Corporation or the International Monetary Fund. For purposes of the Fund’s investments, a determination that an issuer is economically tied to one or more markets in the developing world is based on factors including, but not limited to, geographic location of its primary trading markets, location of its assets, its domicile or its principal offices, the source of its revenues and/or whether the issuer is indirectly exposed to the risks or economic fortunes of a developing market.

The Fund primarily invests in common stocks and other equity securities of all market capitalizations. The Fund also may invest in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without direct investment in the underlying securities (called “participation certificates” in the Fund‘s prospectus, but may be called different names by issuers).
Principal Risks
Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. The team’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Market Risks—Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks—Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.
  Developing Markets Risks—Investment risks typically are greater in developing markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Investing in developing market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Developing market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain developing markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many developing market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.
  Currency Risks—Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. The Fund’s performance will be affected by its direct or indirect exposure, which may include exposure through U.S. dollar denominated depositary receipts and participation certificates, to a particular currency due to favorable or unfavorable changes in currency exchange rates relative to the U.S. dollar. The Fund’s direct or indirect exposure to a particular currency may be hedged to mitigate currency volatility or because the Fund believes a currency is overvalued. There can be no guarantee that any hedging activity will be successful. Hedging activity and/or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.
  Small and Medium-Sized Company Risks—Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.
  Growth Investing Risks—Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the team anticipated.
  Risks of Emphasizing a Region, Country, Sector or Industry—If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks—Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Counterparty Risk—The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund. If a counterparty becomes bankrupt or insolvent or otherwise fails to perform its obligations to the Fund due to financial difficulties, the Fund may experience significant losses or delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) from the counterparty.
  Impact of Actions by Other Shareholders—The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors in the Fund may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.
  Operational and Cybersecurity Risks—Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Performance
This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Calendar Year by Year Total Returns (%)

Highest/Lowest Quarter Returns(%) During the time period shown in the bar chart.
Highest	11.78	(quarter ended 31 Mar 2017)
Lowest	-6.66	(quarter ended 31 Dec 2016)

Average Annual Total Returns—(For Periods Ended 31 December 2017)
The following table shows the average annual total returns (before and after taxes) and the change in value of broad-based market index over various periods ended 31 December 2017. The index information is intended to permit you to compare the Fund’s performance to market performance.

After-tax returns are shown only for Investor Shares, and the after tax returns for Advisor Shares and Institutional Shares will vary from Investor Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.

For Periods Ended 31 December 2017 (%)
Average Annual Total Returns - Artisan Developing World Fund	1-Year	Since Inception	Inception Date
Investor	35.06%	11.88%	Jun. 29, 2015
Investor | Return after taxes on distributions	33.52%	11.32%	Jun. 29, 2015
Investor | Return after taxes on distributions and sale of Fund shares	20.22%	9.05%	Jun. 29, 2015
Investor | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	37.28%	10.31%	Jun. 29, 2015
Advisor	35.22%	12.10%	Jun. 29, 2015
Advisor | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	37.28%	10.31%	Jun. 29, 2015
Institutional	35.36%	12.23%	Jun. 29, 2015
Institutional | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	37.28%	10.31%	Jun. 29, 2015

Updated performance information may be obtained by calling 800.344.1770. Updated performance information for Investor Shares and Advisor Shares is also available at www.artisanpartners.com.